CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (21,266,945)	$ (2,928,742)	$ (3,723,784)
Adjustments to reconcile loss to net cash used in operating activities
Depreciation	69,644	151,357	175,075
Share-based payments	65,773	687,816	1,172,152
Impairment of exploration and evaluation assets	18,937,830	0	452,251
Accretion expense on government loan	2,824	970	985
Interest on lease obligation	10,993	2,365	9,320
Other non-cash adjustments	0	0	(1,940)
Changes in non-cash working capital
Advances receivable and prepaid expenses	(48,553)	(14,983)	(108,526)
Due to/from related parties	(5,523)	(302,648)	(407,148)
Employee retention allowance	64,821	(11,841)	792
Accounts payable	(127,645)	(993,788)	772,927
Accrued liabilities	(265,544)	599,057	(137,971)
Net cash used in operating activities	(2,562,325)	(2,810,437)	(1,795,867)
Cash flows from investing activities
Acquisition of property, plant and equipment	0	(2,896)	(943,110)
Funds received from leasing agreement	2,193,400	235,000	0
Funds received from sale of asset	1,500,000	0	0
Expenditures on exploration and evaluation assets	(1,980,037)	(2,600,943)	(7,072,338)
Net cash generated by (used in) investing activities	1,713,363	(2,368,839)	(8,015,448)
Cash flows from financing activities
Proceeds from share issuances, net of issuance costs	1,576,986	5,097,804	10,008,154
Loans (repaid) received	(188,280)	307,086	(11,534)
Principal repayment of lease obligation	(75,130)	(141,049)	(218,880)
Due to related parties	(7,109)	(56,544)	(68,895)
Net cash provided from financing activities	1,306,467	5,207,297	9,708,845
Net increase (decrease) in cash and cash equivalents during the year	457,505	28,021	(102,470)
Cash and cash equivalents, beginning of the year	182,175	154,154	256,624
Cash and cash equivalents, end of the year	$ 639,680	$ 182,175	$ 154,154